Debt Securities - Schedule of Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial liabilities	$ 32,491.1	$ 22,808.0
Debt securities
Disclosure of financial assets [line items]
Financial liabilities	5,721.6	3,604.5
Financial Products Program
Disclosure of financial assets [line items]
Financial liabilities	4,226.1	2,667.4
Tier 2 Program
Disclosure of financial assets [line items]
Financial liabilities	0.9	7.2
EMTN Program
Disclosure of financial assets [line items]
Financial liabilities	382.0	333.4
Senior Note Program
Disclosure of financial assets [line items]
Financial liabilities	$ 1,112.6	$ 596.5